Other current liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Other current liabilities
Schedule of other current liabilities
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Accrued expenses	$1,049,359	$697,520
Contract liabilities	484,862	602,721
Security deposits	1,335,537	582,161
Taxes payable	102,735	99,546
Interest payable	83,227	74,684
Salaries payable	42,240	40,039
Total	$3,097,960	$2,096,671